Other Income (Expense), Net (Tables)	6 Months Ended
Mar. 31, 2026
Other Income (Expense), Net [Abstract]
Schedule of Other Income (Expense), Net

Other income (expense), net for the six months ended March 31, 2026 and 2025 consisted of the following:

	For the Six Months Ended March 31,
	2026	2025
Government grants	$379,803	$243,044
Rental income	65,306	49,748
Other net miscellaneous income (expenses)	(40,926)	(4,109)
Total	$404,183	$288,683